UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D. C.  20549

FORM 13F

June 30, 2004



Institutional Investment Manager Filing this Report:

Name:		Albion Financial Group
Address: 	812 East 2100 South
		Salt Lake City, UT  84106

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		August 16, 2004

FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 		517
Form 13F Information Table Value Total: 		$ 279,114,548

   Name of Reporting Manager: Albion Financial Group





















Voting Authority (shares)






(b) Shared-

Managers
(a) Sole
(b) Shared
(c) None
Name of Issuer
Title of Class
 CUSIP
Value
Shares/
(a) Sole
As Defined
(c) Shared-
See Intr. V







PRN AMT

in Instr. V
Other




3Com Corporation
COM
885535104
12700
2000
X





X
3M Company
COM
88579Y101
871567
9683
X





X
AFLAC Inc.
COM
001055102
122430
3000
X





X
AT&T Corp.
COM
001957505
2972
200
X





X
AT&T Wireless Services
COM
00209A106
2868
200
X





X
Actionview International Inc.
COM
00506R109
6
22
X





X
Adept Technology Inc.
COM
006854103
2900
2500
X





X
Advanced Medical Optics
COM
00763M108
7024
165
X





X
Advantage Energy Inc. Fd.
COM
00762L101
18700
1000
X





X
Aegon N.V.
COM
007924103
521
43
X





X
Agere Systems A
COM
00845V100
5
2
X





X
Agere Systems Inc.CL B
COM
00845V209
133
62
X





X
Alexander & Baldwin
COM
014482103
1840
55
X





X
Allegheny Energy, Inc.
COM
017411109
12096
800
X





X
Allergan Inc.
COM
018490102
66245
740
X





X
Alltel Corporation
COM
020039103
37459
740
X





X
Altria Group, Inc.
COM
718154107
7508
150
X





X
Amer Water Star Inc.
COM
030409106
1180
1000
X





X
American Consolidated MGT GRP
COM
025225103
114
120
X





X
American Electric Power
COM
025537101
46400
1450
X





X
American Italian Pasta Company
COM
027070101
6096
200
X





X
AmerisourceBergen Corp.
COM
03073E105
37183
622
X





X
Amgen Corp.
COM
031162100
167257
3065
X





X
Anadarko Petroleum Corporation
COM
032511107
15412
263
X





X
Anodyne Corporation
COM
036150100
0
3300
X





X
Apache Corporation
COM
037411105
13065
300
X





X
Apple Computer, Inc.
COM
037833100
26032
800
X





X
Applied Materials Inc.
COM
038222105
43164
2200
X





X
Aptargroup, Inc.
COM
038336103
45875
1050
X





X
Archer-Daniels-Midland Co.
COM
039483102
26898
1603
X





X
Associated Estates Realty
COM
045604105
8050
1000
X





X
Atlas Pipeline Partners, L.P.
COM
049392103
7202
200
X





X
Atmel Corporation
COM
049513104
888
150
X





X
Auto Desk, Inc.
COM
052769106
8134
190
X





X
Automatic Data Processing, Inc.
COM
053015103
36498
860
X





X
BHP Billiton Limited
COM
088606108
3454646
197183
X





X
BP Amoco PLC
COM
055622104
573735
10710
X





X
Bank of America Corp.
COM
06605F102
145039
1714
X





X
Bank of Utah
COM
065427106
415500
8310
X





X
Bed Bath & Beyond
COM
075896100
15380
400
X





X
BellSouth Corp.
COM
079860102
157
6
X





X
Black & Decker
COM
091797100
9320
150
X





X
Boeing
COM
097023105
61308
1200
X





X
Bristol Myers Squibb Co.
COM
110122108
22540
920
X





X
Broadcom Corporation
COM
111320107
4660
100
X





X
Burlington Northern Santa Fe Corp
COM
12189T104
63126
1800
X





X
CEC Inds. Corp. New
COM
125138305
0
28
X





X
CSK Auto Corp.
COM
125965103
33594
1960
X





X
CTC Communications Group Inc.
COM
126419100
15
150
X





X
CUNO Incorporated
COM
126583103
76824
1440
X





X
Calico Commerce, Inc.
COM
129897104
0
200
X





X
Captaris Inc
COM
14071N104
19260
3000
X





X
Cardinal Health, Inc.
COM
14149Y108
18213
260
X





X
CardioDynamics Corp.
COM
141597104
4747
940
X





X
Cascade Natural Gas Corporation
COM
147339105
22300
1000
X





X
Catapult Communication
COM
149016107
13800
600
X





X
Caterpillar Inc.
COM
149123101
17397
219
X





X
Centennial Comm. Corp New CL A
COM
15133V208
428
60
X





X
Ceradyne, Inc.
COM
156710105
10731
300
X





X
Chalone Wine Group Ltd
COM
157639105
5440
500
X





X
Check Point Software Technologies Ltd.
COM
M22465104
8367
310
X





X
ChevronTexaco Corp.
COM
166764100
5068953
53862
X





X
China Net & Tech Inc.
COM
16941c101
0
500
X





X
Chiron Corporation
COM
170040109
17856
400
X





X
Cinergy Corp.
COM
172474108
34200
900
X





X
Cisco Systems
COM
17275R102
31995
1350
X





X
Citigroup, Inc.
COM
172967101
1775835
38190
X





X
Clear Channel Communications Inc.
COM
184502102
1998071
54075
X





X
Clorox Company
COM
189054109
10700
200
X





X
Coach Inc.
COM
189754104
126532
2800
X





X
Coca-Cola Co.
COM
191216100
287130
5688
X





X
Colgate-Palmolive
COM
194162103
18996
325
X





X
Colorado Casino
COM
196334106
0
1000
X





X
Comcast Cl 'a'
COM
20030N101
33411
1189
X





X
Comcast Corp. New CL A
COM
20030n200
2858463
103530
X





X
Comptronix Corp
COM
20476C106
0
150
X





X
Computer Sciences Corporation
COM
205363104
9286
200
X





X
Computerized Thermal Imaging
COM
20557c108
563
4500
X





X
Consolidated Plentech Electronics
COM
20978N105
19
3700
X





X
Consumers Power
COM
125896100
767
84
X





X
Corning Inc.
COM
219350105
3422242
262040
X





X
Costco Wholesale Corp.
COM
22160K105
35003
850
X





X
Courier Corp
COM
222660102
41300
1000
X





X
Cox Communications Inc. Class A
COM
224044107
3335
120
X





X
Cree, Inc
COM
225447101
69450
3000
X





X
Critical Path Inc
COM
22674V506
35
25
X





X
Curis Inc.
COM
231269101
6630
1500
X





X
Cytogen
COM
232824102
1431
90
X





X
DNP Select Income Fund Inc.
COM
264324104
35768
3400
X





X
Daktronics, Inc.
COM
234264109
34681
1390
X





X
Deere & Co.
COM
244199105
70140
1000
X





X
Del Coronado Gold, Inc.
COM
245064100
0
25000
X





X
Del Rio Resources Inc.
COM
245370101
23
22500
X





X
Dell Computer
COM
24702r101
896
25
X





X
Delphi Automotive Systems Corp.
COM
247126105
808
75
X





X
Delta Petroleum Corp.
COM
247907207
79920
6000
X





X
Dentsply International Inc.
COM
249030107
4688740
89995
X





X
Developers Diversified Realty Corp.
COM
251591103
3537
100
X





X
Diageo PLC New GB SPON ADR
COM
25243Q205
16425
300
X





X
Diamonds Trust Ser 1
COM
252787106
437458
4181
X





X
Discovery Partners Intl.
COM
254675101
5000
1000
X





X
Dominion Resources
COM
257470104
77395
1211
X





X
Dover
COM
260003108
68665
1631
X





X
Dow Chemical Co.
COM
260543103
53114
1305
X





X
Du Pont De Nemours
COM
263534109
3958755
89121
X





X
Duke Energy Corp.
COM
264399106
53971
2660
X





X
Dun & Bradstreet New
COM
264830100
7985
150
X





X
E TRADE Group, Inc.
COM
269246104
2230
200
X





X
EBay Inc.
COM
278642103
36780
400
X





X
EMC Corp
COM
268648102
2280
200
X





X
EastGroup Properties, Inc.
COM
277276101
15339
456
X





X
Eastman Chemical Co.
COM
277432100
648838
14035
X





X
Echostar Communications
COM
278762109
30750
1000
X





X
Edison International
COM
281020107
30684
1200
X





X
Edwards Lifesciences Corp
COM
28176E108
4879
140
X





X
El Paso Corporation
COM
28336L109
29480
4000
X





X
Electronic Arts
COM
285512109
4858496
89065
X





X
Eli Lilly & Co.
COM
532457108
174775
2500
X





X
Emerson Electric
COM
291011104
44485
700
X





X
Endovasc Inc. Ser NDC
COM
29267b201
0
5
X





X
Energen Corp
COM
29265N108
9598
200
X





X
Energy East Corporation
COM
29266M109
43650
1800
X





X
Engage Inc.
COM
292827102
0
2000
X





X
Enterprise Products Partners L.P.
COM
293792107
6375
300
X





X
Epimmune Inc.
COM
29425Y101
202
119
X





X
Equity Income Fund Unit 1st Exchange
COM
294700703
8001
100
X





X
Evans & Sutherland
COM
299096107
17442
3711
X





X
Exact Identification Corp.
COM
300626108
300
10000
X





X
Expeditors Intl. of Washington Inc.
COM
302130109
49410
1000
X





X
Exxon Mobil Corp.
COM
30231G102
2550466
57430
X





X
FPL Group
COM
302571104
6395
100
X





X
Fair Isaac Corporation
COM
303250104
1255188
37603
X





X
First Data
COM
319963104
45945
1032
X





X
Fiserv, Inc.
COM
337738108
3533351
90855
X





X
Fonix Corporation
COM
34459U306
7
25
X





X
Foreland Corp.
COM
345458301
56
5625
X





X
Foundry Networks, Inc.
COM
35063R100
7288
518
X





X
Freeport-McMoRan Copper & Gold Inc.
COM
35671D857
2366844
71398
X





X
Galaxy Energy
COM
36318B106
3875
2500
X





X
Gannett Co., Inc.
COM
364730101
2708412
31920
X





X
GenVec, Inc.
COM
37246C109
1228
400
X





X
Genentech, Inc.
COM
368710406
11240
200
X





X
General Electric
COM
369604103
143159756
4418511
X





X
General Mills
COM
370334104
34792
732
X





X
General Motors Corp
COM
370442105
7548
162
X





X
Genetronics Biomedical Ltd.
COM
371916107
1300
1000
X





X
Genuine Parts Company
COM
372460105
7940
200
X





X
Genzyme General Division
COM
372917104
1325
28
X





X
Globalstar Telecommunications Ltd.
COM
G3930H104
420
12000
X





X
Goldcorp Inc.
COM
380956409
1751
150
X





X
Good Times Restaurants New
COM
382140887
660
200
X





X
Great Plains Energy
COM
391164100
20790
700
X





X
Guidant Corp.
COM
401698105
5588
100
X





X
Harley-Davidson Inc.
COM
412822108
74328
1200
X





X
Harman International Industries Inc.
COM
413086109
5429515
59665
X





X
Hawaiian Electric Industries
COM
419870100
25950
1000
X





X
Headwaters Inc.
COM
42210P102
1556
60
X





X
Health Care Property INVS Inc.
COM
421915109
20867
868
X





X
Health Care REIT Inc.
COM
42217K106
9750
300
X





X
Hewlett-Packard Co.
COM
428236103
71508
3389
X





X
Home Depot
COM
437076102
7034
200
X





X
Honeywell International Inc.
COM
438516106
146520
4000
X





X
Hughes Electronics Corporation
COM
25459L106
199
12
X





X
Humana Inc.
COM
444859102
11830
700
X





X
IDEXX Laboratories, Inc.
COM
45168D104
11015
175
X





X
IDX Systems Corporation
COM
449491109
31890
1000
X





X
IShare SP GBL 100 IN
COM
464287572
3020
52
X





X
IShares TR DJ SEL Dividend Index
COM
464287168
2198843
39512
X





X
ITC Deltacom. Inc.
COM
45031T401
123
22
X





X
Imaginon, Inc.
COM
45246K203
3
2666
X





X
Imation Corp.
COM
45245A107
2258
53
X





X
Immunogen Inc.
COM
45253H101
12140
2000
X





X
Inco Limited
COM
453258402
2422310
70090
X





X
Ingersoll-Rand Company Limited
COM
G4776G101
48705
713
X





X
Innovex Inc.
COM
457647105
8720
2000
X





X
Insmed Inc.
COM
457669208
7392
3300
X





X
Intel Corp.
COM
458140100
119011
4312
X





X
Intelligent Decision System
COM
45815U103
0
2000
X





X
Intercapital Quality Muni Income Trust
COM
45844G109
8600
650
X





X
International Business Machines
COM
459200101
17630
200
X





X
International Game Technology
COM
459902102
4819596
124860
X





X
International Paper
COM
460146103
22350
500
X





X
Intrado Inc.
COM
46117A100
2291136
142395
X





X
Ishares Russell 2000 Index Fund
COM
464287655
70558
598
X





X
Itron, Inc.
COM
465741106
6882
300
X





X
J.P. Morgan Chase & Co.
COM
46625H100
63823
1680
X





X
JDS Uniphase Corp.
COM
46612J101
21224
5600
X





X
JLG Industries
COM
466210101
6800
500
X





X
Jabil Circuit Inc.
COM
466313103
7554
300
X





X
JetBlue Airways Corporation
COM
477143101
7345
250
X





X
Johnson & Johnson
COM
478160104
406889
7305
X





X
Johnson Controls
COM
478366107
32562
610
X





X
Jupiter Enterprises Inc New
COM
48205Q203
213
500
X





X
Kadant
COM
48282T104
177
8
X





X
KeraVision Inc.
COM
492061106
1
500
X





X
Kerr-McGee Corp.
COM
492386107
16131
300
X





X
Keystone Property Trust
COM
493596100
24000
1000
X





X
Kimberly-Clark Corp.
COM
494368103
7510
114
X





X
Kinross Gold Corporation
COM
496902206
1668
300
X





X
Krispy Kreme Doughnuts, Inc.
COM
501014104
3818
200
X





X
Kroger Company
COM
501044101
9100
500
X





X
LSI Logic
COM
502161102
3810
500
X





X
Labor Ready Incorporated
COM
505401208
31580
2000
X





X
Libbey Inc.
COM
529898108
27760
1000
X





X
Liberty Media Corp. CL B
COM
530718204
55160
5516
X





X
Liberty Media Corp. SR A
COM
530718105
101884
11333
X





X
Liberty Media International Class A
COM
530719103
20999
566
X





X
Lincoln National Corp.
COM
534187109
108959
2306
X





X
Liz Clairborne, Inc.
COM
539320101
12413
345
X





X
Loews Corp.
COM
540424108
11992
200
X





X
Lowes Companies
COM
548661107
26275
500
X





X
Lucent Technologies
COM
549463107
1780
471
X





X
MDU Resources Group, Inc.
COM
552690109
7209
300
X





X
MSH Entertainment:Corporate
COM
553574104
1
800
X





X
Macromedia
COM
556100105
2493421
101565
X





X
Mamma.com Inc.
COM
56150Q102
2398
200
X





X
Manhattan Associates, Inc.
COM
562750109
184220
6100
X





X
Manhattan Scientifics Inc.
COM
563122100
120
1000
X





X
Marsh & McLennan Co
COM
571748102
4538
100
X





X
Masco Corporation
COM
574599106
1559
50
X





X
McClatchy Company
COM
579489105
351
5
X





X
McGraw-Hill Companies, Inc.
COM
580645109
107198
1400
X





X
Medco Health Solutions, Inc.
COM
58405u102
11288
301
X





X
Medimmune Inc.
COM
584699102
5840
250
X





X
Medtronic, Inc.
COM
585055106
40925
840
X





X
Mellon Financial Corp.
COM
585509102
36721
1252
X





X
Merck & Co., Inc.
COM
589331107
133000
2300
X





X
Micro Component Tech
COM
59479Q100
2760
2500
X





X
Microsoft Corp.
COM
594918104
6142467
215072
X





X
Microwave Filter Co. Inc.
COM
595176108
161
100
X





X
Monaco Coach Corp.
COM
60886R103
12677
450
X





X
Moody's Corporation
COM
615369105
19452
300
X





X
Morgan Stanley Dean Witter and Company
COM
617446448
65963
1250
X





X
Motorola, Inc.
COM
620076109
18250
1000
X





X
Nasdaq 100 Index
COM
631100104
173566
4599
X





X
Nationwide Financial Services, Inc.
COM
638612101
36106
960
X





X
Nevada Gold & Casinos Inc.
COM
64126Q206
13450
1000
X





X
New Plan Excel Realty Trust
COM
648053106
21024
900
X





X
Newell Rubbermaid Inc.
COM
651229106
4600
200
X





X
Nisource Inc.
COM
629140104
1629
79
X





X
Nokia Corp.
COM
654902204
2908
200
X





X
Norfolk Southern
COM
655844108
5170
200
X





X
Nortel Networks Corp.
COM
656569100
23952
4800
X





X
Northrop
COM
666807102
10740
200
X





X
Novell
COM
670006105
12585
1500
X





X
NuSkin-Asia
COM
67018T105
72162
2850
X





X
OGE Energy Corp.
COM
670837103
1681
66
X





X
OSI Pharmaceuticals, Inc.
COM
671040103
21132
300
X





X
Oakley Inc.
COM
673662102
1677024
129600
X





X
Occidental Petroleum
COM
674599105
9712
200
X





X
Odyssey HealthCare, Inc
COM
67611V101
5458
290
X





X
Openwave Systems
COM
683718100
4026
317
X





X
Orbital Sciences Corp.
COM
685564106
4143
300
X





X
PIMCO High Income Fund
COM
722014107
20520
1500
X





X
Paccar
COM
693718108
17397
300
X





X
Paychex Inc.
COM
704326107
34287
1012
X





X
PepsiCo, Inc.
COM
713448108
74085
1375
X





X
PerkinElmer, Inc.
COM
714046109
39078
1950
X





X
Pfizer, Inc.
COM
717081103
5142
150
X





X
Pinnacle West
COM
723484101
4057
100
X





X
Piper Jaffray Companies
COM
724078100
1040
23
X





X
Plug Power Inc.
COM
72919P103
120
16
X





X
Popular, Inc.
COM
733174106
3083803
72102
X





X
Previo Inc.
COM
74138B105
20
125
X





X
Prime Hospitality Corp.
COM
741917108
21240
2000
X





X
Primus Telecommunications Group, Inc.
COM
741929103
2032
400
X





X
Procter & Gamble Co.
COM
742718109
6249930
114804
X





X
Procyte Corp.
COM
742807100
8160
8000
X





X
Professional Trans GP LTD
COM
742963101
2
1500
X





X
Progress Energy, Inc.
COM
743263105
8810
200
X





X
Puget Sound Energy, Inc.
COM
745310102
39219
1790
X





X
Qualcomm Inc.
COM
747525103
9998
137
X





X
Quality Systems, Inc.
COM
747582104
6873
140
X





X
Quest Diagnostics
COM
74834L100
4248
50
X





X
Questar Corp.
COM
748356102
16306
422
X





X
Quiksilver, Inc.
COM
74838C106
61906
2600
X





X
Qwest Communications
COM
749121109
628
175
X





X
R.H. Donnelley Corporation
COM
74955W307
2658
60
X





X
Raven Industries, Inc.
COM
754212108
10837
305
X





X
Raytheon Company
COM
755111507
3577
100
X





X
Regi US INC.
COM
758943104
1125
5000
X





X
Renaissance GLF New
COM
75966T308
0
300
X





X
Rentech Inc.
COM
760112102
860
1000
X





X
Rockwell Automation, Inc.
COM
773903109
18755
500
X





X
Rofin-Sinar Technologies
COM
775043102
2539
100
X





X
Royal Dutch Petroleum Co.
COM
780257804
241816
4680
X





X
Russell Midcap Index iShare
COM
464287499
394025
5552
X





X
SBC Communications Inc.
COM
78387G103
118631
4892
X





X
SafeNet, Inc.
COM
78645R107
43181
1560
X





X
SanDisk Corporation
COM
80004C101
4030544
185825
X





X
Scana Corp.
COM
80589M102
7274
200
X





X
Schlumberger Ltd.
COM
806857108
649072
10220
X





X
Scottish Annunity & Life Holding, Ltd.
COM
G7885T104
2325
100
X





X
ScottishPower
COM
81013T705
20984
711
X





X
Scotts Co. Cl A
COM
810186106
41522
650
X





X
Shanda Interactive Entertainment
COM
81941q203
4009
260
X





X
Silicon Image Inc.
COM
82705t102
1372355
104680
X





X
Silverzipper.com Inc.
COM
828529107
0
450
X





X
SkillSoft plc
COM
830928107
3040
400
X





X
SkyWest Inc.
COM
830879102
8705
500
X





X
Smartserv Online Inc. New
COM
83169M302
4181
1991
X





X
Sonic Corp.
COM
835451105
5148
225
X





X
Sony Corporation
COM
835699307
5708
150
X





X
SouthTrust Corporation
COM
844730101
3881
100
X





X
Southern Co.
COM
842587107
14525
500
X





X
Southwest Airlines Co.
COM
844741108
3354
200
X





X
Spherion Corp.
COM
848420105
13162
1298
X





X
St. Paul Travelers Companies
COM
792860108
203
5
X





X
Standard & Poors Depository Receipts
COM
78462F103
299152
2612
X





X
Starbucks Corp.
COM
855244109
17396
400
X





X
State Street Boston Corp.
COM
857477103
29424
600
X





X
Stemcells Inc.
COM
85857R105
3060
2000
X





X
Steris Corp.
COM
859152100
78960
3500
X





X
Stryker Corp.
COM
863667101
22000
400
X





X
Sun Microsystems
COM
866810104
2165
500
X





X
SunGard Data Systems Inc.
COM
867363103
5200
200
X





X
Suncor Energy Inc.
COM
867229106
4194790
163795
X





X
Symantec Corp.
COM
871503108
9632
220
X





X
TXU Corp.
COM
873168108
103301
2550
X





X
Taiwan Semiconductor MFG Co
COM
874039100
1969
237
X





X
Target Corporation
COM
87612E106
11892
280
X





X
Tarragon Realty Investors, Inc.
COM
876287103
25886
1755
X





X
Tellabs, Inc.
COM
879664100
2130
250
X





X
Tetra Tech Inc.New
COM
88162G103
2856
175
X





X
Texas Instruments
COM
882508104
1088825
45030
X





X
The SCO Group, Inc.
COM
78403A106
8190
1400
X





X
Thermo Electron
COM
883556102
50721
1650
X





X
Tiger Telematics Inc
COM
88673X108
7085
13000
X





X
Time Warner Inc.
COM
887317105
97745
5560
X





X
Tsakos Energy Navigation Ltd.
COM
G9108L108
6792
200
X





X
Tularik Inc.
COM
899165104
9920
400
X





X
Tyler Technologies, Inc.
COM
902252105
6527
690
X





X
Tyson Foods, Inc.
COM
902494103
2095
100
X





X
US Bancorp
COM
902973304
35154
1265
X





X
US Worldlink, Inc.
COM
91274A105
5
500
X





X
UTStarcom, Inc.
COM
918076100
5418229
179115
X





X
Ultra Petroleum Corp.
COM
903914109
18665
500
X





X
Unico Inc. (Ariz.)
COM
904622107
825
15000
X





X
Unilever N. V.
COM
904784709
7954
200
X





X
Unilever PLC
COM
904767704
15908
400
X





X
Union Pacific Corp.
COM
907818108
209977
3532
X





X
United Stationers
COM
913004107
1083
28
X





X
Univision Communication Inc.
COM
914906102
1669620
52290
X





X
Unocal Corporation
COM
915289102
11400
300
X





X
Usana Inc.
COM
90328M107
62160
2000
X





X
VCA Antech, Inc.
COM
918194101
90985
2030
X





X
Valspar Corp.
COM
920355104
7723779
153280
X





X
Varian Inc.
COM
922206107
25290
600
X





X
Varian Medical Systems
COM
92220P105
8640422
108890
X





X
Ventas, Inc.
COM
92276F100
5838
250
X





X
Veritas Software Corporation
COM
923436109
2779
100
X





X
Verizon Communications
COM
92343V104
1094820
30252
X





X
Vignette Corporation
COM
926734104
9960
6000
X





X
Vip Comlink
COM
918239104
10
10000
X





X
Visual Data New
COM
928428309
1141
533
X





X
WPS Resources Corp.
COM
92931B106
55620
1200
X





X
Wal-Mart Stores
COM
931142103
58036
1100
X





X
Walt Disney Company
COM
254687106
695342
27279
X





X
Washington Mutual Inc
COM
939322103
81917
2120
X





X
Watson Pharmaceuticals, Inc.
COM
942683103
538
20
X





X
Webb Interactive Services Inc.
COM
94748P104
56
100
X





X
Webex Communications
COM
94767L109
62886
2890
X





X
Weingarten Realty Investors SBI
COM
948741103
93840
3000
X





X
Wells Fargo & Co.
COM
949746101
310416
5424
X





X
Western Gas Resources Inc.
COM
958259103
6496
200
X





X
Western Health Plans Inc.
COM
958305104
0
600
X





X
Williams Companies, Inc.
COM
969457100
11900
1000
X





X
Wintrust Financial Corp.
COM
97650W108
7577
150
X





X
Wisconsin Energy Corp.
COM
976657106
6489
199
X





X
Wm. Wrigley Jr. Co.
COM
982526105
60213
955
X





X
Worldcom Inc. (Tracking)
COM
98157d106
12
1245
X





X
Worldgate Communications Inc.
COM
98156L307
210
100
X





X
Wyeth
COM
983024100
10848
300
X





X
Wyndham International Inc.
COM
983101106
14
14
X





X
XTO Energy Inc.
COM
98385X106
3724
125
X





X
Xcel Energy, Inc.
COM
98389B100
3342
200
X





X
York International Corp.
COM
986670107
78033
1900
X





X
Yum! Brands, Inc.
COM
902183995
4466
120
X





X
Zimmer Holdings, Inc.
COM
98956P102
25754
292
X





X
Zions Bancorp
COM
989701107
36870
600
X





X
Zoran Corporation
COM
98975f101
49545
2700
X





X
Zweig Total Return Fund Inc.
COM
989837109
25260
5012
X





X
iShares GS $ InvesTop Corporate Bond Fund
COM
464287242
1939
18
X





X
iShares Goldman Sachs Natural Resources
COM
464287374
139713
1215
X





X
iShares Lehman Aggregate Bond Fund
COM
464287226
2011
20
X





X
iShares Nasdaq Biotechnology
COM
464287556
106867
1423
X





X
iShares S&P 500
COM
464287200
11915
104
X





X
Ask Jeeves, Inc.
COM
045174109
15261
391
X





X
Iomed, Inc.  10/24/98
COM
462028101
847
290
X





X
Microsoft Corp.
COM
594918930
6055
212
X





X
Bank of America Corp. 6.50% 10/15/32
COM
060505401
63960
2600
X





X
Ford Motor Credit Corp. 7.60% 03/01/32
COM
345397301
40016
1600
X





X
ML Capital Trust
COM
59021g204
25140
1000
X





X
Merrill Lynch & Co. Inc Dep Shs Rep 1/400
COM
590188819
39255
1500
X





X
Royal BK Scot PR G 7.40%
COM
780097887
24950
1000
X





X
Wells Fargo Cap. TR VII
COM
94979B204
22170
1000
X





X
Zions Cap TR B 8.00% 09/01/32
COM
989703202
26040
1000
X





X
ACM Managed Dollar Income Fund
COM
000949107
20025
2500
X





X
Alliance World Dollar Gov't Fund 2
COM
01879R106
8832
800
X





X
Blackrock Income Opportunity Trust
COM
092475102
74200
7000
X





X
Blackrock Income Trust
COM
09247F100
72504
10600
X





X
Calamos CV Opportunities & Income FD
COM
128117108
46724
2373
X





X
Delaware Group Div and Income Fund
COM
245915103
19836
1800
X





X
Franklin Universal Trust SBI
COM
355145103
32879
6100
X





X
MFS Charter Income Trust SBI
COM
552727109
53312
6400
X





X
MFS Interm Income SBI
COM
55273c107
44520
7000
X





X
Muniholding Fund Inc.
COM
62625H107
37284
2600
X





X
Muniyield Cali Insured FD Inc.
COM
62629l104
47175
3700
X





X
Nuveen Cal. Qual Income Muni
COM
670985100
79856
5600
X





X
Pimco Strategic Global Gov't Fund Inc.
COM
72200X104
27040
2600
X





X
Putnam Master Intern'l Inc. TR SBI
COM
746909100
35616
5600
X





X
Putnam Premier Income Fund
COM
746853100
45450
7500
X





X
Strategic Global Income Fund
COM
862719101
35302
2896
X





X
Templeton Emerging Market Income Fund
COM
880192109
103680
9000
X





X
Van Kampen Investment Grade Muni Trust
COM
920915105
17240
2000
X





X
Westamerica Bancorporation
COM
957090103
144290
2751
X





X
AIM Equity Funds Inc. Constellation Fund
COM
001413202
11313
516.083
X





X
American Century Quantitative Equity Grth
COM
02507M600
1634
79.847
X





X
American Century Select Fund
COM
025083502
1718
46.902
X





X
Artisan Intl. FD
COM
04314H204
11267
569.032
X





X
Black Oak Emerging Technology Fund
COM
671081404
347
154.44
X





X
Calvert Tax Free Reserve Class A
COM
131620205
44997
4229.062
X





X
Clipper Fund
COM
188850101
13216
150.421
X





X
Columbia Young Investors Z
COM
19764W808
332
31.756
X





X
Credit Suisse Large Cap.
COM
22540y825
72290
3598.296
X





X
Davis New York Venture Fund Class B
COM
239080203
4893
178.004
X





X
Dodge & Cox Balanced Fund
COM
256201104
107105
1421.429
X





X
Dodge Cox Stock Fund
COM
256219106
22675
189.575
X





X
Dreyfus Appreciation Fund
COM
261970107
101507
2677.581
X





X
Dreyfus Small Company Value
COM
26200C403
3283
142.445
X





X
Eaton Vance Balanced Fund Class A
COM
277905865
6075
981.414
X





X
EuroPacific Growth Fund A
COM
298706102
1232
38.888
X





X
Excelsior Value & Restructuring Fund
COM
300722782
362733
9629.215
X





X
Federated US Govt Security Fund
COM
31428M100
93136
8753.425
X





X
Fidelity - Equity Income Fund II
COM
316145101
303
13.402
X





X
Fidelity Contrafund
COM
316071109
66946
1277.602
X





X
Fidelity Disciplined Equity
COM
316066208
184
7.804
X





X
Fidelity Diversified Intl
COM
315910802
19887
786.966
X





X
Fidelity Dividend Growth Fund
COM
316389402
57351
2059.264
X





X
Fidelity Fifty
COM
31617f106
2144
110.304
X





X
Fidelity Growth Company
COM
316200104
15402
291.598
X





X
Fidelity Low Price Stock AD
COM
316345305
76346
2036.447
X





X
Fidelity New Millennium Fund
COM
316200302
60399
2011.943
X





X
Fidelity Select Banking
COM
316390640
225
5.763
X





X
Fidelity Select Biotechnology
COM
316390772
1062
18.064
X





X
Fidelity Select Multimedia
COM
316390681
35107
827.025
X





X
Fidelity Strategic Income Fund
COM
31638R303
42954
4231.927
X





X
Fidelity Value Fund
COM
316464106
31753
470.132
X





X
Franklin AGE High Income A
COM
353538101
12925
6335.573
X





X
Franklin Fed Interm T/F A
COM
354723710
158311
14072.12
X





X
Franklin Federal T/F Inc A
COM
353519101
49451
4190.746
X





X
Franklin High Yield Tax-Free Inc. A
COM
354723702
46979
4512.828
X





X
Franklin Income Fund CL A
COM
353496300
2421
1025.682
X





X
Franklin US Govt Securites Fnd CL A
COM
353496607
10423
1576.899
X





X
Fremont U.S. Micro Cap Fund
COM
357378702
113
3.854
X





X
Guinness Atkinson Global Innovators Fund
COM
46129X601
4630
368.055
X





X
Harbor Cap Appr. Fund Instl. Cl.
COM
411511504
20288
747.799
X





X
Janus Small Cap Value Inv. Shares
COM
471023572
5799
176.58
X





X
Longleaf Partners Small Cap Fund
COM
543069207
19785
652.753
X





X
MFS Bond Fund C
COM
55272P703
27
2.098
X





X
MFS High Income Class B
COM
552984205
10997
2863.765
X





X
Munder Index 500 Fund CL A
COM
626129761
5556
233.356
X





X
Mutual Qualified Fund CL Z
COM
628380206
9414
511.644
X





X
Neuberger & Berman Genesis
COM
641224100
13540
475.922
X





X
New Perspective Fund Inc
COM
648018109
499
19.804
X





X
Northern Technology
COM
665162798
3026
260.146
X





X
Nuveen Arizona Municipal Bond Fund CL A
COM
67065l104
244442
22759.934
X





X
Nuveen Flagship American Municipal Bond
COM
67065Q863
71
6.606
X





X
Oakmark Fund
COM
413838103
28835
740.7
X





X
One Group Small Cap Growth FD CL B
COM
681939831
2538
234.088
X





X
Oppenheimer Capital Appreciation Fund A
COM
68379A107
6170
156
X





X
Oppenheimer Strategic Income Fund
COM
68380K102
23052
5568.119
X





X
PIMCO Total Return Instl
COM
693390700
8
0.755
X





X
Painewebber Pace Gov't. Sec. Fixed Income
COM
561657206
9626
743.353
X





X
Phoenix Oakhurst Balanced Series CL A
COM
718900400
2160
143.888
X





X
Pimco High Yield Class B
COM
693390361
15047
1600.764
X





X
Pimco High Yield Ins.
COM
693390841
10
1.018
X





X
Pin Oak Aggressive Stock
COM
671081206
2370
117.205
X





X
Pioneer Hig Yld FDC
COM
72369B307
3220
274.28
X





X
Pioneer Mid Cap Value Fund Class A
COM
72375Q108
9934
394.192
X





X
Pioneer Value Class A
COM
724010103
72434
3840.64
X





X
Putnam Arizona Tax Exempt Income Fund CL A
COM
746441104
95937
10554.112
X





X
Putnam High Yield Tr. Sh. Ben. Int. B
COM
746782200
9390
1202.256
X





X
Putnam U.S Govt. Income Trust
COM
746885102
42106
3226.495
X





X
Royce Low Priced Stock Fund
COM
780905808
27917
1888.853
X





X
Royce Opportunity Fund
COM
780905832
2758
212.146
X





X
Schwab S&P 500
COM
808509707
87461
4941.281
X





X
Scudder Growth & Income Fund
COM
460965882
6891
333.047
X





X
Spartan Govt Income
COM
316146307
34482
3175.176
X





X
T. Rowe Price Blue Chip Growth
COM
77954Q106
7706
263.197
X





X
T. Rowe Price Dividend Growth
COM
779546100
1597
75.289
X





X
T. Rowe Price Mid Cap Growth Fund
COM
779556109
26350
570.215
X





X
The Growth Fund of America B
COM
399874205
3134
125.995
X





X
Tweedy Browne Global Value Fund
COM
901165100
26273
1200.794
X





X
UBS High Yield Fund Class A
COM
90262H502
12778
1809.948
X





X
UBS High Yield Fund Class C
COM
90262H700
8374
1186.16
X





X
USAA Tax Exempt Int-term Fund
COM
903289205
49186
3763.263
X





X
Vanguard Bond Index Fund TBMP
COM
921937108
12864
1274.938
X





X
Vanguard Equity Income Fund Inc. #65
COM
921921102
176067
7756.261
X





X
Vanguard Index Trust 500 Port
COM
922908108
147301
1397.407
X





X
Vanguard Index Trust Extended Mkt Port
COM
922908207
47972
1696.938
X





X
Vanguard Muni Bond Ltd Trm Port
COM
922907704
18071
1664.024
X





X
Vanguard Total Stock Market Index
COM
922908306
25650
956.023
X





X
Vanguard/Windsor FD #22
COM
922018106
8313
497.471
X





X
Wasatch Micro Cap Fund
COM
936772508
17642
2282.322
X





X
Wasatch Midcap Fund
COM
936772409
26324
944.198
X





X
Wasatch Small Cap Value Fund
COM
936793207
23044
4042.857
X





X
Washington Mutual Investors Fund
COM
939330106
1155
39.326
X





X
Waste Management
COM
92929QAF4
4825
5000
X





X
Advisor's Disciplined Income Trust
COM
30267q347
187698
198
X





X
BP Prudhoe Bay Royalty Trust
COM
055630107
8143
250
X





X
Corporate Income Fund Series 21
COM
219906849
10
10
X





X
FT Advisors Disciplined Income TR Unit 701
COM
30267J368
470533
462
X





X
IShares TR MSCI EAFE FD MSCI EAFE Index FD
COM
464287465
51766
362
X





X
National Equity Trust Unit Top Ten 44
COM
635871668
12623
11442.118
X





X
Units Equity Inc. Fund S&P 500 Index
COM
294700604
181139
448363
X





X
Units Nuveen Equity Ports.
COM
67066Q284
6403
1211
X





X
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